Income taxes - Provision (benefit) for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Foreign - US federal and state	$ 12,417	$ 3,844	$ (984)
Foreign - other and withholding	1,804	(1,642)	(902)
Total current provision for/(benefit from) income taxes	14,221	2,202	(1,886)
Deferred
Foreign - US federal and state	8,982	6,728	9,989
Foreign - other	(3,119)	2,628	1,624
Total deferred provision for/(benefit from) income taxes	5,863	9,356	11,613
Provision for/(benefit from) income taxes	$ 20,084	$ 11,558	$ 9,727